Loans receivable, net	12 Months Ended
Dec. 31, 2022
Loans receivable, net
Loans receivable, net

Note 5- Loans receivable, net

The annualized interest rates on loans issued ranged between 5% and 42% for the year ended December 31, 2022, and ranged between 5% and 54% for the year ended December 31, 2021.

Loans receivable consisted of the following:

	December 31,
	2022	2021
Loans receivable, gross
Personal loans	$7,622	$8,027
Corporate loans	7,000	6,167
Subtotal	14,622	14,194
Provision for loan losses	(2,072)	(3,558)
Total loans receivable, net	$12,550	$10,636
Less: classified as non-current loans receivable, net	(4,170)	(8,190)
Total current loans receivable, net	$8,380	$2,446

The following is a maturity analysis of the Company’s loans receivable, net as of December 31, 2022:

For the year ending December 31,	Amount
2023	$8,380
2024	4,165
2025 and thereafter	5
Total loans	12,550

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2022 and 2021, the Company had 14 and 18 personal loan customers, and 4 and 3 corporate loan customers, respectively. Provision for loan losses is estimated on an annually basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the years ended December 31, 2022, a reversal of 973 was recognized to the consolidated statement of comprehensive loss. For the years ended 2021 and 2020, a provision of $1,386 and $1,980 was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.

The following table represents the aging of loans receivable, net as of December 31, 2022 and 2021:

	December 31,
	2022	2021
1‑89 days past due	$1	$—
90‑179 days past due	—	1
180‑365 days past due	—	1
Over 1 year past due *	—	415
Total past due	$1	$417
Loans without overdue	12,449	10,219
Total loans, net	$12,550	$10,636

*

The original loan settlement was planned in 2020, but was postponed by COVID-19. In early 2021, loans and interest receivable from seven borrowers were assigned to an unrelated party, Brilliant Jade Group Limited, in considerations of HK$108.12 million ($13.86 million) in total. Outstanding loans were accrued to HK$108.12 million ($13.86 million) according to loan contract terms. Considerations were fully settled in March and April, 2021. No outstanding balance is due from the captioned borrowers after loan assignments.

As of December 31, 2022, the Company had loans receivable of $1,154 as aging over 1 year past due. A provision of $1,153 was charged to aging over 1 year past due for the year ended December 31, 2022. Increase in provision was mainly due to most of loans were unsecured loans.

As of December 31, 2021, the Company had loans receivable of $423 as aging over 1 year past due. A provision of $8 was charged to aging over 1 year past due for the year ended December 31, 2021. Decrease in provision was mainly due to the loans were sufficiently secured by real estate.

The following table summarizes the Company’s loan portfolio by categories as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Installment loans to individuals	$421	$15
Real estate backed loan	6,419	6,221
Securities backed loan	3,035	1,617
Commercial loans	2,675	2,783
Total loans, net	$12,550	$10,636

Installment loans to individuals

Installment loans to individuals are unsecured loans offered to individual borrowers by assessing their abilities to repay their loans and interest. The factors used to determine the borrower’s ability to repay include the borrower's current income, current assets, credit history and employment status.

Real estate backed loans

A real estate backed loan is a loan in which the borrower puts up a real estate under his/her ownership, possession or control, as collateral for the loan. The loan is secured against the collateral and the Company does not take physical possession of the collateral at the time the loan is made. The Company will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession of the collateral and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Securities backed loans

A securities backed loan is a loan in which the borrower puts up securities of public listed companies under his/her ownership as collateral for the loan. The loan is secured against the collateral and the Company obtains physical possession of the original share certificates since the loan is made. The Company verifies ownership of the securities by examining proof of ownership. Both the borrower and the Company have to sign a share plege agreement to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession and sell securities to recover the outstanding balance owed. If the sale proceeds of securities is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Commercial loans

Commercial loans are unsecured loans offered to corporations by assessing their capacities to make timely principal and interest payments. The factors used to determine the corporations’ ability to repay include state of economy, recent industry performance and financial conditions of the corporations as well as the owners of the corporations.